Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member]
Beginning Balance at Oct. 31, 2024		$ 84,076	$ 22,054	$ 57,751	$ (68)	$ 73,590	$ 8,779	$ 82,369	$ 1,707	$ (3,559)	$ (491)	$ 339	$ (2,197)	$ (239)
Statement [Line Items]
Net income		5,552		5,179		5,179	391	5,570	(18)
Other comprehensive income (loss)		841				837		837	4	(133)	295	50	544	81	[2]
Total comprehensive income		6,393		5,179		6,016	391	6,407	(14)	(133)	295	50	544	81	[2]
Shares/instruments issued		1,541	94		(6)	88	1,453	1,541
Shares repurchased/redeemed		(1,933)	(59)	(186)		(245)	(1,688)	(1,933)
Dividends and distributions paid to equity holders		(4,462)		(4,008)		(4,008)	(391)	(4,399)	(63)
Share-based payments	[3]	13			13	13		13
Foreign currency loss on redemption of Subordinated Additional Tier 1 Capital Notes		(22)		(22)		(22)		(22)
Other		(123)		(11)	(163)	(174)		(174)	51
Ending Balance at Jul. 31, 2025		85,483	22,089	58,703	(224)	75,258	8,544	83,802	1,681	(3,692)	(196)	389	(1,653)	(158)	[2]
Statement [Line Items]
Net income		2,527
Other comprehensive income (loss)		(141)
Total comprehensive income		2,386
Ending Balance at Jul. 31, 2025		85,483	22,089	58,703	(224)	75,258	8,544	83,802	1,681	(3,692)	(196)	389	(1,653)	(158)	[2]
Beginning Balance at Oct. 31, 2025		88,587	22,067	58,916	(230)	76,927	9,939	86,866	1,721	(2,851)	42	398	(1,140)	(275)	[2]
Statement [Line Items]
Net income		7,884		7,401		7,401	389	7,790	94
Other comprehensive income (loss)		865				808		808	57	972	2	56	(644)	422	[2]
Total comprehensive income		8,749		7,401		8,209	389	8,598	151	972	2	56	(644)	422	[2]
Shares/instruments issued		181	196		(15)	181		181
Shares repurchased/redeemed		(2,182)	(364)	(1,818)		(2,182)		(2,182)
Dividends and distributions paid to equity holders		(4,559)		(4,101)		(4,101)	(389)	(4,490)	(69)
Share-based payments	[3]	9			9	9		9
Other		(163)		(7)	178	169		169	(332)	(3)				1	[2]
Ending Balance at Jul. 31, 2026		90,622	21,899	60,391	(58)	79,212	9,939	89,151	1,471	(1,882)	44	454	(1,784)	148	[2]
Beginning Balance at Apr. 30, 2026		88,582
Statement [Line Items]
Net income		2,953
Other comprehensive income (loss)		1,627
Total comprehensive income		4,580
Ending Balance at Jul. 31, 2026		$ 90,622	$ 21,899	$ 60,391	$ (58)	$ 79,212	$ 9,939	$ 89,151	$ 1,471	$ (1,882)	$ 44	$ 454	$ (1,784)	$ 148	[2]

[1]	Includes undistributed retained earnings of $80 (July 31, 2025 – $75) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	Represents amounts on account of share-based payments (refer to Note 12).